UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22185

                             IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
                                  Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
                                  Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2017

IndexIQ Trust

IQ Hedge Multi-Strategy Plus Fund

The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Fund and are available by visiting www.IQetfs.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.

Fund performance that is current to the most recent month-end is available by visiting www.IQetfs.com or by calling 1-888-474-7725.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Please visit IndexIQ’s web site at www.IQetfs.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call IndexIQ at 1-888-474-7725.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Fund is distributed by NYLIFE Distributors LLC which is affiliated with IndexIQ the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.

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Shareholder Letter (unaudited)

Dear Shareholder:

We are pleased to present you with this semi-annual report for IndexIQ Hedge Multi-Strategy Plus Fund for the six months ended October 31, 2017.

During the six-month period ended October 31, 2017, the major factors affecting the financial markets were an interest rate increase by the U.S. Federal Reserve (the Fed) against a backdrop of stronger economic growth; robust global equity markets and rising commodity prices supported by a weaker U.S. dollar; and tightening spreads, or yield differentials, between investment grade and high yield corporate bonds.

More specifically, the Fed raised the targeted federal funds rate 25 basis points in mid-June 2017, bringing it to 1.25%. (A basis point is 1/100th of a percentage point.) The Fed then left interest rates unchanged for the remainder of the reporting period, but announced in September 2017 its plan to normalize its balance sheet, that is, to begin reversing quantitative easing and reducing the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007. Even as inflation remained below its 2% target, the Fed took these steps, citing an improved labor market and expanding economic activity. Indeed, U.S. Gross Domestic Product (GDP), a measure of economic growth, rose from a 1.2% annualized growth rate in the first quarter of 2017 to 3.1% on an annualized basis in the second calendar quarter, the fastest rate since the first quarter of 2015. Despite the hurricanes that impacted the southeastern coast of the U.S., the GDP growth rate came in at 3.0% for the third quarter of 2017, according to the “advance” estimate released by the Bureau of Economic Analysis.

More robust economic growth in the U.S. helped push equity markets higher both at home and globally, with international equity markets actually outperforming domestic equities during the reporting period. Both developed market and emerging market equities were further boosted by a declining U.S. dollar. Remember, as the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa. Falling U.S. dollar values also supported a rise in commodity prices, especially oil prices, which rose more than 10% during the reporting period. On the fixed income front, high yield corporate bond spreads tightened versus both U.S. Treasuries and investment grade corporate bonds, an indication, in our view, of investors’ willingness to take on more credit risk, as a generally bullish sentiment appeared to persist across the capital markets. Given these conditions, broad hedge fund indices generally provided positive performance during the reporting period.

On the following pages, you will find a schedule of investments and financial statements for IQ Hedge Multi-Strategy Plus Fund for the six-month period ended October 31, 2017.

We thank you for choosing IQ Hedge Multi-Strategy Plus Fund, and we honor the responsibility you have placed in us. For more information on IQ Hedge Multi-Strategy Plus Fund or our broad array of investment solutions, please visit us at www.IQetfs.com or call us at 1-888-474-7725.

Adam S. Patti
Chief Executive Officer

Registered Representative of NYLIFE Distributors LLC.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for the Period 5/01/17 to 10/31/17” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 05/01/017	Ending Account Value 10/31/17	Annualized Expense Ratios for the Period 05/01/17 to 10/31/17	Expenses Paid During the Period 05/01/17 to 10/31/17†
Class A Shares
Actual	$1,000.00	$1,034.90	1.90%	$9.75
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,015.63	1.90%	$9.65
Class I Shares
Actual	$1,000.00	$1,035.70	1.65%	$8.47
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,016.89	1.65%	$8.39

†	Expenses are calculated using each Class’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the one-half year period).

Portfolio Summary

October 31, 2017 (unaudited)

SCHEDULE OF INVESTMENTS SUMMARY TABLE

Net Assets ($ mil): $48.4

Investments	% of Net Assets
U.S. Short Term Treasury Bond Funds	28.8%
Investment Grade Corporate Bond Funds	14.1
U.S. Large Cap Growth Funds	9.2
Floating Rate Funds	8.3
International Small Cap Equity Funds	6.6
Money Market Fund	6.4
U.S. Large Cap Core Funds	5.0
International Equity Core Funds	4.7
U.S. Preferred Fund	4.0
International Bond Funds	3.5
U.S. Small Cap Growth Funds	3.1
BRIC Equity Funds	2.7
U.S. Multi Cap Funds	2.7
Emerging Small Cap Equity Fund	1.8
Mortgage Backed Securities Funds	1.6
Japan Equity Fund	0.9
Volatility Fund	0.8
Euro Fund	0.6
Asia ex Japan Equity Funds	0.5
High Yield Municipal Bond Fund	0.3
British Pound Fund	0.1
Europe Equity Fund	0.1
Treasury Inflation-Protected Securities Funds	0.1
Silver Fund	0.0	(1)
Japanese Yen Fund	0.0	(1)
Convertible Bond Fund	0.0	(1)
Gold Fund	0.0	(1)
Total Investments	105.9
Other Assets and Liabilities, Net	(5.9)
Net Assets	100.0%

(1)	Less than 0.05%

Schedule of Investments

October 31, 2017 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.8%

Volatility Fund — 0.8%
iPATH S&P 500 VIX Short-Term Futures ETN*(a)
(Cost $638,199)	11,867	$402,173

Investment Companies — 98.7%

Asia ex Japan Equity Funds — 0.5%
iShares MSCI All Country Asia ex Japan ETF(a)	1,210	91,125
iShares MSCI Pacific ex Japan ETF	1,387	64,773
Vanguard FTSE Pacific ETF	1,445	102,812
Total Asia ex Japan Equity Funds		258,710

BRIC Equity Funds — 2.7%
iShares China Large-Cap ETF(a)	14,116	648,348
iShares MSCI China ETF(a)	7,292	476,167
SPDR S&P China ETF	1,814	191,849
Total BRIC Equity Funds		1,316,364

British Pound Fund — 0.1%
CurrencyShares British Pound Sterling Trust*	435	56,189

Convertible Bond Fund — 0.0%(b)
SPDR Bloomberg Barclays Convertible Securities ETF(a)	14	725

Emerging Markets Small Cap Equity Fund — 1.8%
SPDR S&P Emerging Markets SmallCap ETF	17,437	887,369

Euro Fund — 0.6%
CurrencyShares Euro Trust*(a)	2,738	307,696

Europe Equity Fund — 0.1%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	1,263	36,564

Floating Rate Funds — 8.3%
iShares Floating Rate Bond ETF	15,268	777,905
PowerShares Senior Loan Portfolio	115,823	2,677,828
SPDR Blackstone/GSO Senior Loan ETF	11,978	569,314
Total Floating Rate Funds		4,025,047

Gold Fund — 0.0%(b)
PowerShares DB Gold Fund*	5	202

High Yield Municipal Bond Fund — 0.3%
VanEck Vectors High-Yield Municipal Index ETF	5,040	157,248

International Bond Funds — 3.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	7,024	816,540
PowerShares Emerging Markets Sovereign Debt Portfolio	11,468	339,682
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	27,255	506,398
WisdomTree Emerging Markets Local Debt Fund(a)	819	30,901
Total International Bond Funds		1,693,521

International Equity Core Funds — 4.7%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	69,758	2,233,651

	Shares	Value
Investment Companies (continued)

International Equity Core Funds (continued)
Deutsche X-trackers MSCI Japan Hedged Equity ETF(a)	705	$30,421
Total International Equity Core Funds		2,264,072
International Small Cap Equity Funds — 6.6%
iShares MSCI EAFE Small-Cap ETF	32,501	2,048,863
SPDR S&P International Small Cap ETF	5,368	190,940
Vanguard FTSE All World ex-U.S. Small-Cap ETF	8,067	940,854
Total International Small Cap Equity Funds		3,180,657
Investment Grade Corporate Bond Funds — 14.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(c)	53,962	6,536,956
iShares U.S. Credit Bond ETF	2,388	267,432
Vanguard Short-Term Corporate Bond ETF	70	5,603
Total Investment Grade Corporate Bond Funds		6,809,991

Japan Equity Fund — 0.9%
iShares MSCI Japan ETF	7,040	412,896

Japanese Yen Fund — 0.0%(b)
CurrencyShares Japanese Yen Trust*	40	3,379

Mortgage Backed Securities Funds — 1.6%
iShares MBS ETF(a)	5,189	554,756
Vanguard Mortgage-Backed Securities ETF	4,205	221,730
Total Mortgage Backed Securities Funds		776,486

Silver Fund — 0.0%(b)
iShares Silver Trust*(a)	291	4,595

Treasury Inflation-Protected Securities Funds — 0.1%
iShares 0-5 Year TIPS Bond ETF	75	7,543
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	115	6,014
Vanguard Short-Term Inflation-Protected Securities ETF	451	22,343
Total Treasury Inflation-Protected Securities Funds		35,900

U.S. Large Cap Core Funds — 5.0%
Financial Select Sector SPDR Fund	53,689	1,428,127
Health Care Select Sector SPDR Fund(a)	2,377	192,799
Materials Select Sector SPDR Fund(a)	148	8,732
PowerShares KBW Bank Portfolio	685	35,873
SPDR S&P Bank ETF	3,137	143,079
Technology Select Sector SPDR Fund	9,817	617,980
Total U.S. Large Cap Core Funds		2,426,590

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2017 (unaudited)

	Shares	Value
Investment Companies (continued)

U.S. Large Cap Growth Funds — 9.2%
Guggenheim S&P 500 Pure Growth ETF	1,046	$108,261
iShares Russell 1000 Growth ETF	14,462	1,879,481
iShares S&P 500 Growth ETF	6,562	972,095
Vanguard Growth ETF	10,815	1,477,221
Total U.S. Large Cap Growth Funds		4,437,058

U.S. Multi Cap Funds — 2.7%
Schwab U.S. Broad Market ETF	2,289	142,445
Vanguard Total Stock Market ETF	8,671	1,147,433
Total U.S. Multi Cap Funds		1,289,878

U.S. Preferred Fund — 4.0%
iShares U.S. Preferred Stock ETF	49,469	1,904,062

U.S. Short Term Treasury Bond Funds — 28.8%
iShares Short Treasury Bond ETF	24,134	2,663,428
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	17,644	807,213
Vanguard Short-Term Bond ETF	131,328	10,465,528
Total U.S. Short Term Treasury Bond Funds		13,936,169

U.S. Small Cap Growth Funds — 3.1%
iShares Russell 2000 Growth ETF	3,611	655,758
iShares S&P Small-Cap 600 Growth ETF(a)	2,115	351,999
Vanguard Small-Cap Growth ETF(a)	3,227	504,025
Total U.S. Small Cap Growth Funds		1,511,782
Total Investment Companies (Cost $46,046,583)		47,733,150

	Shares	Value

Short-Term Investment — 0.5%

Money Market Fund — 0.5%
Dreyfus Treasury & Agency Cash Management Institutional Shares, 0.93%(d) (Cost $233,812)	233,812	$233,812

Investment of Cash Collateral For Securities Loaned — 5.9%

Money Market Fund — 5.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.94%(e) (Cost $2,834,240)	2,834,240	2,834,240
Total Investments — 105.9% (Cost $49,752,834)		51,203,375

Other Assets and Liabilities, Net — (5.9)%		(2,840,938)
Net Assets — 100.0%		$48,362,437

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,685,847; total market value of collateral held by the Fund was $3,801,155. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $966,915.
(b)	Less than 0.05%.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $201,214.
(d)	Reflects the 7-day yield at October 31, 2017.
(e)	Reflects the 1-day yield at October 31, 2017.

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017:

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
CurrencyShares Australian Dollar Trust	Morgan Stanley	(2.25)	5/21/2018	Monthly	$(64,437)	$—
CurrencyShares Australian Dollar Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(21,454)	—
CurrencyShares British Pound Sterling Trust	Morgan Stanley	2.16	5/21/2018	Monthly	15,888	—
CurrencyShares British Pound Sterling Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	5,296	—
CurrencyShares Euro Trust	Morgan Stanley	2.16	5/21/2018	Monthly	86,757	—
CurrencyShares Euro Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	28,882	—
CurrencyShares Japanese Yen Trust	Morgan Stanley	2.16	5/21/2018	Monthly	929	—
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	338	—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	629,833	—
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	209,955	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	10,306	—
Deutsche X-trackers MSCI Europe Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	3,445	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Morgan Stanley	2.16	5/21/2018	Monthly	8,587	—
Deutsche X-trackers MSCI Japan Hedged Equity ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	2,848	—
Energy Select Sector SPDR Fund	Morgan Stanley	0.65	5/21/2018	Monthly	(310,281)	—
Energy Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(103,427)	—
Financial Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	536,921	—
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	30,533	—
Guggenheim S&P 500 Pure Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	10,143	—
Health Care Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	72,431	—
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	0.76	5/21/2018	Monthly	(9,353)	—
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(3,126)	—
iPATH S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	2.16	5/21/2018	Monthly	113,396	—
iPATH S&P 500 VIX Short-Term Futures ETN	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	37,787	—
iShares 0-5 Year TIPS Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,112	—
iShares 0-5 Year TIPS Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	704	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	(0.50)	5/21/2018	Monthly	(46,047)	—
iShares 3-7 Year Treasury Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(15,390)	—
iShares China Large-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	243,751	—
iShares Core MSCI EAFE ETF	Morgan Stanley	0.65	5/21/2018	Monthly	(99,898)	—
iShares Core MSCI EAFE ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(33,277)	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(220,443)	—
iShares Core MSCI Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(73,462)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(237,174)	—
iShares Edge MSCI Min Vol Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(79,078)	—
iShares Edge MSCI Min Vol USA ETF	Morgan Stanley	0.25	5/21/2018	Monthly	(385,618)	—
iShares Edge MSCI Min Vol USA ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(128,557)	—
iShares Europe ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(518)	—
iShares Europe ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(188)	—
iShares Floating Rate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	219,340	—
iShares Floating Rate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	73,113	—
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(0.25)	5/21/2018	Monthly	(48,570)	—
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(16,190)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,843,266	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	614,422	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	230,175	—
iShares JP Morgan USD Emerging Markets Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	76,725	—
iShares MBS ETF	Morgan Stanley	2.16	5/21/2018	Monthly	156,409	—
iShares MBS ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	52,172	—

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	$25,681	$—
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	8,585	—
iShares MSCI China ETF	Morgan Stanley	2.16	5/21/2018	Monthly	178,987	—
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	577,699	—
iShares MSCI EAFE Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	192,587	—
iShares MSCI Eurozone ETF	Morgan Stanley	0.65	5/21/2018	Monthly	(2,323)	—
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(789)	—
iShares MSCI Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	116,420	—
iShares MSCI Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	38,826	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	18,260	—
iShares MSCI Pacific ex Japan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	6,071	—
iShares Russell 1000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	529,977	—
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	176,616	—
iShares Russell 1000 Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(251,196)	—
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(83,692)	—
iShares Russell 2000 ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(142,245)	—
iShares Russell 2000 ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(47,465)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	184,869	—
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	61,562	—
iShares Russell 2000 Value ETF	Morgan Stanley	—	5/21/2018	Monthly	(181,800)	—
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(60,600)	—
iShares S&P 500 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	274,059	—
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	91,402	—
iShares S&P 500 Value ETF	Morgan Stanley	(0.75)	5/21/2018	Monthly	(95,070)	—
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(31,654)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	99,192	—
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	33,120	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(2.45)	5/21/2018	Monthly	(98,615)	—
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(32,822)	—
iShares Short Treasury Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	751,000	—
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	250,296	—
iShares Silver Trust	Morgan Stanley	2.16	5/21/2018	Monthly	1,295	—
iShares Silver Trust	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	426	—
iShares U.S. Credit Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	75,369	—
iShares U.S. Credit Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	25,086	—
iShares U.S. Preferred Stock ETF	Morgan Stanley	2.16	5/21/2018	Monthly	536,897	—
iShares U.S. Preferred Stock ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	178,979	—
iShares U.S. Real Estate ETF	Morgan Stanley	0.38	5/21/2018	Monthly	(27,732)	—
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(9,271)	—
Materials Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	2,478	—
Materials Select Sector SPDR Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	826	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Morgan Stanley	2.16	5/21/2018	Monthly	1,674	—
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	575	—
PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	0.76	5/21/2018	Monthly	(24,015)	—
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(8,005)	—
PowerShares DB Gold Fund	Morgan Stanley	2.16	5/21/2018	Monthly	40	—
PowerShares DB U.S. Dollar Index Bullish Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(169,159)	—
PowerShares DB U.S. Dollar Index Bullish Fund	Morgan Stanley	(1.50)	5/21/2018	Monthly	(507,503)	—
PowerShares Emerging Markets Sovereign Debt Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	95,791	—
PowerShares Emerging Markets Sovereign Debt Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	31,930	—
PowerShares KBW Bank Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	10,107	—
PowerShares KBW Bank Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	3,352	—
PowerShares S&P 500 Low Volatility Portfolio	Morgan Stanley	0.76	5/21/2018	Monthly	(193,751)	—

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
PowerShares S&P 500 Low Volatility Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	$(64,584)	$—
PowerShares Senior Loan Portfolio	Morgan Stanley	2.16	5/21/2018	Monthly	755,076	—
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	251,684	—
Schwab U.S. Broad Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	40,138	—
Schwab U.S. Broad Market ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	13,380	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	(5.45)	5/21/2018	Monthly	(20,323)	—
Schwab U.S. Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(6,797)	—
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	2.16	5/21/2018	Monthly	160,509	—
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	53,519	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Morgan Stanley	2.16	5/21/2018	Monthly	227,606	—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	75,854	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	207	—
SPDR Bloomberg Barclays Convertible Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	52	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	0.45	5/21/2018	Monthly	(32,175)	—
SPDR Bloomberg Barclays High Yield Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(10,725)	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	(0.85)	5/21/2018	Monthly	(229,089)	—
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(76,363)	—
SPDR Dow Jones REIT ETF	Morgan Stanley	(0.75)	5/21/2018	Monthly	(17,288)	—
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(5,763)	—
SPDR S&P Bank ETF	Morgan Stanley	2.16	5/21/2018	Monthly	40,365	—
SPDR S&P Bank ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	13,455	—
SPDR S&P China ETF	Morgan Stanley	2.16	5/21/2018	Monthly	72,128	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	250,226	—
SPDR S&P Emerging Markets SmallCap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	83,409	—
SPDR S&P International Small Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	53,817	—
SPDR S&P International Small Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	17,927	—
Technology Select Sector SPDR Fund	Morgan Stanley	2.16	5/21/2018	Monthly	232,349	—
VanEck Vectors High-Yield Municipal Index ETF	Morgan Stanley	2.16	5/21/2018	Monthly	44,335	—
VanEck Vectors High-Yield Municipal Index ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	14,789	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	142,787	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	47,602	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	2.16	5/21/2018	Monthly	265,333	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	88,406	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(173,981)	—
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(58,008)	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(364,047)	—
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(121,349)	—
Vanguard FTSE Europe ETF	Morgan Stanley	0.50	5/21/2018	Monthly	(2,930)	—
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(996)	—
Vanguard FTSE Pacific ETF	Morgan Stanley	2.16	5/21/2018	Monthly	28,958	—
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	9,676	—
Vanguard Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	416,600	—
Vanguard Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	138,912	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	62,538	—
Vanguard Mortgage-Backed Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	20,828	—
Vanguard REIT ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(205,500)	—
Vanguard REIT ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(68,473)	—
Vanguard Short-Term Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	2,950,921	—
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	983,614	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	2.16	5/21/2018	Monthly	1,601	—

See notes to financial statements.

Schedule of Investments (continued)

October 31, 2017 (unaudited)

Total Return Swap contracts outstanding at October 31, 2017: (continued)

Total Return Benchmark	Counterparties	Annual Financing Rate Received (Paid)%	Expiration Date	Payment Frequency Received/ (Paid)	Notional Amount Long (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Short-Term Corporate Bond ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	$560	$—
Vanguard Short-Term Inflation-Protected Securities ETF	Morgan Stanley	2.16	5/21/2018	Monthly	6,292	—
Vanguard Short-Term Inflation-Protected Securities ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	2,081	—
Vanguard Small-Cap ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(68,320)	—
Vanguard Small-Cap ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(22,821)	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	2.16	5/21/2018	Monthly	142,133	—
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	47,326	—
Vanguard Small-Cap Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(241,411)	—
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(80,427)	—
Vanguard Total Stock Market ETF	Morgan Stanley	2.16	5/21/2018	Monthly	323,547	—
Vanguard Total Stock Market ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	107,849	—
Vanguard Value ETF	Morgan Stanley	0.76	5/21/2018	Monthly	(229,729)	—
Vanguard Value ETF	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	(76,542)	—
WisdomTree Emerging Markets Local Debt Fund	Morgan Stanley	2.16	5/21/2018	Monthly	8,716	—
WisdomTree Emerging Markets Local Debt Fund	Bank of America Merrill Lynch	1.73	3/29/2019	Monthly	2,905	—
Net Unrealized Appreciation (Depreciation)						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $201,214 and with Bank of America Merrill Lynch amounted to $— at October 31, 2017. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark, and the agreed-upon financing rate.

(f)	Reflects a Reset date of October 31, 2017.

The following is a summary of inputs used to value the Fund’s investments as of October 31, 2017.

For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(g)
Exchange Traded Notes	$402,173	$—	$—	$402,173
Investment Companies	47,733,150	—	—	47,733,150
Short-Term Investment:
Money Market Fund	233,812	—	—	233,812
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	2,834,240		—	2,834,240
Total Investments in Securities	51,203,375	—	—	51,203,375
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$51,203,375	$—	$—	$51,203,375

Liability Valuation Inputs

Description	Level 1		Level 2		Level 3	Total
Other Financial Instruments:(h)
Swap Contracts	$		$		$—	$—
Total Other Financial Instruments		$—		$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended October 31, 2017, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Statement of Assets and Liabilities

October 31, 2017 (unaudited)

Assets
Investments, at value, (including securities loaned of $3,685,847) (cost $49,752,834)	$51,203,375
Due from Broker	209,282
Receivable for capital shares sold	102,655
Dividends receivable	188
Securities lending income receivable	4,243
Prepaid expenses	10,273
Total Assets	51,530,016

Liabilities
Collateral for investments on loan	2,834,240
Due to broker	158,063
Advisory fees payable	25,385
Payable for capital shares redeemed	23,363
Trustees fees payable	649
Distribution fees payable — Class A	615
Compliance fees payable	3
Accrued expenses	125,261
Total Liabilities	3,167,579
Net Assets	$48,362,437

Composition of Net Assets
Common stock, at par	$4,761
Paid-in capital in excess of par	49,592,172
Accumulated net investment income	121,562
Accumulated net realized loss	(2,806,599)
Net unrealized appreciation	1,450,541
Net Assets	$48,362,437

NET ASSET VALUE PER SHARE
($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
Class A	$2,818,622	279,843	$10.07
Class I	$45,543,815	4,481,362	$10.16

Maximum Sales Charge Imposed on Class A Purchases (as a percentage of offering price)			5.53%
Maximum Offering Price Per Share — Class A			$10.66

See notes to financial statements.

Statement of Operations

For the Six Months Ended October 31, 2017 (unaudited)

Investment Income
Dividend income		$741,524
Securities lending income, net of borrower rebates		27,895
Total Investment Income		769,419

Expenses
Advisory fees	$278,438
Transfer agent fees	70,872
Professional fees	64,419
Trustee fees and expenses	42,839
Shareholder reporting fees	23,733
Blue sky fees	20,742
Administrative and accounting fees	20,608
Custodian fees	19,473
Registration fees	6,044
Distribution fee — Class A	3,912
Insurance fees	451
Compliance fees	152
Miscellaneous fees	841
Total expenses		552,524
Reimbursement		(64,985)
Net Expenses		487,539
Net Investment Income		281,880

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities		1,751,120
Swap transactions		(92,598)
Total net realized gain		1,658,522
Net change in net unrealized appreciation (depreciation) on:
Investment securities		206,613
Net realized and unrealized gain		1,865,135
Net Increase in Net Assets Resulting from Operations		$2,147,015

See notes to financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended October 31, 2017 (unaudited)	For the Year Ended April 30, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$281,880	$978,797
Net realized gain on investment securities, swap transactions and distributions from investments in other investment companies	1,658,522	348,291
Net change in net unrealized appreciation/depreciation on investments securities	206,613	(1,823,731)
Net increase / (decrease) in net assets resulting from operations	2,147,015	(496,643)

Capital Share Transactions
Class A
Proceeds from shares sold	415,138	2,164,104
Cost of shares redeemed	(1,425,856)	(6,158,740)
Net Decrease from capital share transactions — Class A	(1,010,718)	(3,994,636)
Class I
Proceeds from shares sold	4,073,034	26,369,386
Cost of shares redeemed	(38,575,322)	(51,497,670)
Net Decrease from capital share transactions — Class I	(34,502,288)	(25,128,284)
Total decrease from capital shares transactions	(35,513,006)	(29,122,920)
Total decrease in net assets	(33,365,991)	(29,619,563)

Net Assets
Beginning of period	81,728,428	111,347,991
End of period	$48,362,437	$81,728,428
Accumulated net investment income (loss) included in net assets at the end of the period:	$121,562	$(160,318)

Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	382,433	791,327
Shares sold	42,085	223,109
Shares redeemed	(144,675)	(632,003)
Shares outstanding, end of period	279,843	382,433
Class I
Shares outstanding, beginning of period	7,951,163	10,525,879
Shares sold	409,521	2,700,945
Shares redeemed	(3,879,322)	(5,275,661)
Shares outstanding, end of period	4,481,362	7,951,163

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	CLASS A
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015		2014	2013
Net asset value, beginning of period	$9.73		$9.81	$10.82	$10.98		$10.52	$10.23

Income from Investment Operations
Net investment income(a)*	0.03		0.06	0.03	0.09		0.07	0.11
Net realized and unrealized gain (loss)	0.31		(0.14)	(0.59)	0.29		0.50	0.33
Distributions of net realized gains from investment in other investment companies	—		0.00 (b)	0.01	0.05		0.00 (b)	0.01
Net increase (decrease) resulting from operations	0.34		(0.08)	(0.55)	0.43		0.57	0.45

Less distributions from:
Net investment income	—		—	(0.08)	(0.21)		(0.04)	(0.16)
Net realized gain	—		—	(0.38)	(0.38)		(0.07)	—
Total distributions to shareholders	—		—	(0.46)	(0.59)		(0.11)	(0.16)

Capital share transactions:
Redemption fees	—		—	—	—		0.00 (b)	0.00 (b)
Net asset value, end of period	$10.07		$9.73	$9.81	$10.82		$10.98	$10.52

Total Return
Total investment return based on net asset value(c)	3.49%		(0.82)%	(4.99)%	3.99%		5.44%	4.42%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,819		$3,722	$7,760	$19,882		$32,408	$24,779
Ratio to average net assets of:(d)
Expenses net of waivers	1.90	%(e)	1.90%	1.90%	1.55%		1.60%	1.56%
Expenses before waivers	3.45	%(e)	2.45%	1.90%	1.55%		1.60%	1.56%
Net investment Income*	0.61	%(e)	0.63%	0.29%	0.77%		0.63%	1.06%
Portfolio turnover rate	96%		280%	305%	116	%(f)	174%	197%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
a	Based on average shares outstanding.
b	Less than $0.005 per share.
c	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. The total return would have been lower if certain expenses had not been reimbursed by the advisor.
d	The ratio to average net assets do not include net investment income or expenses of other investment companies in which the Fund invests.
e	Annualized.
f	Portfolio turnover rate excludes the value of securities received or delivered as a result of in-kind transactions.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	CLASS I
	For the Six Months Ended October 31, 2017 (unaudited)		For the Year Ended April 30,
			2017	2016	2015		2014	2013
Net asset value, beginning of period	$9.81		$9.84	$10.85	$11.01		$10.55	$10.26

Income from Investment Operations
Net investment income(a)*	0.05		0.10	0.09	0.14		0.12	0.14
Net realized and unrealized gain (loss)	0.30		(0.13)	(0.60)	0.27		0.50	0.33
Distributions of net realized gains from investment in other investment companies	—		0.00 (b)	0.01	0.06		0.00 (b)	0.02
Net increase (decrease) resulting from operations	0.35		(0.03)	(0.50)	0.47		0.62	0.49

Less distributions from:
Net investment income	—		—	(0.13)	(0.25)		(0.09)	(0.20)
Net realized gain	—		—	(0.38)	(0.38)		(0.07)	—
Total distributions to shareholders	—		—	(0.51)	(0.63)		(0.16)	(0.20)

Capital share transactions:
Redemption fees	—		—	—	—		0.00 (b)	0.00 (b)
Net asset value, end of period	$10.16		$9.81	$9.84	$10.85		$11.01	$10.55

Total Return
Total investment return based on net asset value(c)	3.57%		(0.30)%	(4.50)%	4.39%		5.85%	4.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,544		$78,006	$103,588	$176,001		$181,639	$208,386
Ratio to average net assets of:(d)
Expenses net of waivers	1.65	%(e)	1.46%	1.38%	1.16%		1.21%	1.18%
Expenses before waivers	1.80	%(e)	1.46%	1.38%	1.16%		1.21%	1.18%
Net investment Income*	0.98	%(e)	1.05%	0.86%	1.28%		1.11%	1.40%
Portfolio turnover rate	96%		280%	305%	116	%(f)	174%	197%

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
a	Based on average shares outstanding.
b	Less than $0.005 per share.
c	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. The total return would have been lower if certain expenses had not been reimbursed by the advisor.
d	The ratio to average net assets do not include net investment income or expenses of other investment companies in which the Fund invests.
e	Annualized.
f	Portfolio turnover rate excludes the value of securities received or delivered as a result of in-kind transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2017 (unaudited)

1. ORGANIZATION

IQ Hedge Multi-Strategy Plus Fund (the “Fund”) is a series of the IndexIQ Trust (the “Trust”) which is a statutory trust organized under Delaware law. The Fund is an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Class A Shares and Class I Shares. Both classes have equal rights and voting privileges, except in matters affecting a single class. The Fund is classified as non-diversified.

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Hedge Multi-Strategy Plus Index (the “Underlying Index”). The Index seeks to provide superior returns (“alpha”) relative to the Standard & Poor’s 500® Composite Stock Total Return Index (the “S&P 500 Index”) with lower volatility than the S&P 500 Index and correlation to the S&P 500 Index that is similar to the correlation between hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the Securities and Exchange Commission’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Account Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications for certain liabilities Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. NAV per share is calculated by dividing the Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last close price, or if no close price is available, at the bid price. Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. The primary exchanges for the Fund’s foreign equity securities may close for trading at various times prior to the close of regular trading on the NYSE, and the value of such securities used in computing the Fund’s NAV are generally determined as of such time. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market. Price information on exchange-traded funds is taken from the exchange where the security is primarily traded.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in open end regulated investment companies are valued at net asset value.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Advisor using procedures adopted by the Board of Trustees (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund automatically sweeps uninvested cash balances into a money market fund, the Dreyfus Treasury & Agency Cash Management Institutional Shares. The Dreyfus Treasury & Agency Cash Management Institutional Shares seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Treasury & Agency Cash Management Institutional Shares has no redemption restriction and is valued at the daily NAV.

Under normal conditions, the Fund invests cash collateral from securities lending activities into Dreyfus Government Cash Management Fund. The Dreyfus Government Cash Management Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Government Cash Management Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

At October 31, 2017, the aggregate value by input level of the Fund’s assets and liabilities is included at the end of the Fund’s Schedule of Investments.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for federal income tax purposes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Distributions to shareholders are recorded on the ex-dividend date. Therefore, no federal, state and local income tax provisions are required.

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date. Dividends paid by the Fund with respect to all classes of shares are calculated in the same manner and at the same time, but dividends on Class A Shares may be lower than dividends on the Class I Shares as a result of class specific fees applicable to Class A Shares. Net realized long-term and short-term capital gains, if any, will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in the Fund’s financial statements. The

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Fund has concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedule of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending

The Bank of New York Mellon serves as the Fund’s securities lending agent. The Fund may lend portfolio securities to certain creditworthy borrowers, including the Fund’s securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Fund an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by the Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, the Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, the Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, the Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the Lending Agreement between the Fund and the Bank of New York Mellon, the Fund will be indemnified by the Bank of New York Mellon in the event of a default by a Borrower.

The securities lending income earned by the Fund is disclosed on the Statement of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities.

As of October 31, 2017, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, STRIPs and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Plus Fund	$2,834,240	$59,031	$78,415	$829,469	$966,915

The collateral amount presented is in excess of the securities on loan.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Fund does not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2017, the Fund has transactions subject to enforceable master netting agreements and securities lending transactions.

Total Return Swap contracts are valued at the unrealized appreciation/depreciation of the instrument. Securities segregated as collateral for swap contracts are footnoted within the Fund’s Schedule of Investments and the cash collateral is noted at the end of the Fund’s swap table.

At October 31, 2017 the unrealized appreciation/depreciation for the Fund was zero, reflecting a reset date at period end based on the contractual agreement with Morgan Stanley Capital Services LLC (“Morgan Stanley”) and Bank of America Merrill Lynch (“Merrill Lynch”), the Fund’s counterparties.

As of October 31, 2017, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Plus Fund	$3,685,847	$(3,685,847)[1]	$0	$0	$0	$0

[1]	The amount of collateral presented is limited such that the net amount cannot be less than zero.

Investment Income and Expenses

Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by (other than class specific expenses) underlying funds are recorded as realized capital gains on the ex-date. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily between share classes based on the net asset value of that class in relation to the net asset value of the Fund. Class level expenses are allocated to the respective class as incurred. The Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which the Fund invests are not included in the amounts shown as expenses on the Statement of Operations or in the expense ratios included in the financial highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

IndexIQ Advisors LLC (the “Advisor”) serves as the investment advisor to the Fund and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, the Advisor provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

the day-to-day operations of the Fund, subject to the supervision of the Independent Trustees (“Trustees”). Pursuant to the Advisory Agreement, the Fund pays the Advisor an advisory fee at an annual rate of 0.95% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly.

The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, extraordinary expenses, and payments, if any) to not exceed more than 1.65% and 1.90% of the average daily net assets for the Class I Shares and the Class A Shares, respectively, for the Fund for the twelve months ending April 30, 2017. The expense limitation agreement allows the Advisor to recover reimbursements made to the extent that the Fund’s expense ratios fall below the above indicated expense limitation. The amounts that can be recovered are limited to the difference between the actual expense ratio and the amount of the expense limitation in place at that time. Under the terms of the agreement, the Advisor can only recover such amounts for a period of up to three years after the reimbursement. This agreement can be extended year to year thereafter provided such continuance is specifically approved by a majority of the Independent Trustees of the Trust (“Independent Trustees”).

For the period ended October 31, 2017, The Advisor reimbursed expenses for the Class A and Class I Shares of $24,242 and $40,743 respectively. The amount available for potential future recoupment is as follows: $32,314, expiring April 30, 2020 and $64,985 expiring April 30, 2021.

Distribution Agreement (12b-1 Fees)

NYLIFE Distributors LLC (the “Distributor”) serves as the Fund’s Distributor. The Board has adopted a Distribution Service Agreement (“Distribution Agreement”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class A Shares. The Distribution Agreement allows for the payment of services related to the distribution and servicing of shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class A Shares of the Fund.

The Fund was advised by the Distributor that the amount of sales charges retained by the Distributor on sales of Class A Shares was $0 for the six months ended October 31, 2017. The Distributor retained CDSCs on redemptions of Class A Shares of $0 for the six months ended October 31, 2017. There is no sales charge on Class I Shares.

Administrator, Custodian, Accounting Agent, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s administrator, custodian, transfer agent and securities lending agent. Under the Fund Administration and Accounting Agreement with the Trust, BNY Mellon provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and the Fund. BNY Mellon is responsible for maintaining the books and records and calculating the daily net asset value of the Fund

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2017, there were an unlimited number of common stock shares at $0.001 par value authorized by the Fund. Investors may purchase or redeem Class A and Class I Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Redemption requests are processed at the next NAV on the effective date of redemption.

5. FEDERAL INCOME TAX

At October 31, 2017, the cost of investments (including securities on loan) on a tax basis was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$50,967,014	$1,751,437	$(1,515,076)	$236,361

The tax character of distributions paid from ordinary income during the years ended April 30, 2017 and April 30, 2016 were $0 and $2,403,524 respectively. $0 was distributed from long term capital gains during the fiscal year ended April 30, 2017 and $3,979,304 long term capital gains were distributed for the fiscal year ended April 30, 2016.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

At April 30, 2017, the Fund had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until future net capital gains have been realized in excess of the available capital loss carryforwards. These capital loss carryforwards have no expiration.

Short-Term	Long-Term	Utilized on Current Year
$3,230,878	$ —	$428,154

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2017 were $55,743,049 and $90,925,300, respectively.

7. DERIVATIVE FINANCIAL INSTRUMENTS TRANSACTIONS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the notional positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. Such loss could be in excess of the related amounts reflected in the Fund’s Statement of Assets and Liabilities. Total return swaps can give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

During the period ended October 31, 2017, the Fund utilized swaps to affect long and short exposure to several asset classes, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, mortgage-backed securities, floating rate notes, preferred securities, emerging market-debt, developed markets currencies, broad

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

commodity indices, precious metals, equity market volatility, and U.S. short-term Treasury bonds. In addition, the Fund employed swaps to leverage the Fund’s portfolio by approximately 25%. Both types of exposures affected by the swaps were consistent with the exposures of the Fund’s Underlying Index. The Fund segregates liquid assets, which may include securities, cash or cash equivalents, to cover the Fund’s daily marked-to-market net obligations under outstanding swap agreements

Pursuant to documentation governing the Fund’s swap transactions between the Fund and its counterparties, Morgan Stanley and Merrill Lynch, the counterparties have the right to terminate the swaps early in the event that the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, the counterparties may require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2017, the Fund has not triggered the conditions under such documentation that will give a counterparty the right to call for an early termination. As of such date, the settlement value of these contracts was approximately equal to the fair value of such contracts.

At October 31, 2017, the fair values of open total return swap contracts were zero and therefore no derivative instruments were reflected on the Statement of Assets and Liabilities. As a result of October 31, 2017 being a swap reset date, the swap values reset to zero and the net unrealized appreciation or depreciation settled through cash and is reflected in net realized gain on swap transactions on the statement of operations.

Transactions in derivative instruments reflected on the Statement of Operations during the period ended October 31, 2017, were as follows:

	Equity Risk	Total
Net Realized Loss
Total Return swap contracts	$(92,598)	$(92,598)
Net Realized Loss	$(92,598)	$(92,598)

For the period ended October 31, 2017, the monthly average notional value of derivatives was as follows:

Monthly Average Value
Long
Total Return swap contracts	$16,116,852
Short
Total Return swap contracts	$(30,649,628)

8. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETFs in which it invests. An investment in the Fund is subject to the risks associated with the underlying ETFs that comprise the Fund’s Underlying Index. The Fund will indirectly pay a proportional share of the fees, if any, of the underlying ETFs in which it invests.

Exchange Traded Vehicle Risk

Unlike an investment in a mutual fund, the value of the Fund’s investment in ETFs, exchange-traded vehicles (“ETVs”), and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Notes to Financial Statements (continued)

October 31, 2017 (unaudited)

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying strategies of the Index, the Advisor may not be successful in replicating the returns of the hedge fund indexes. In addition, the Index may not achieve its objective of producing superior returns to the S&P 500 Index with lower volatility than the S&P 500 Index and a correlation to the S&P 500 Index that is similar to the correlation between the performance of hedge funds (as measured by broad-based hedge fund indexes) and the S&P 500 Index.

Industry Concentration Risk

The Fund will not invest 25% or more of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Although the Fund attempts to track the performance of its underlying index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Total Return Swap Risk

The Fund intends to use total return swaps in several ways to replicate the performance of the Index. Consequently, the performance of the Fund’s total return swaps will be a significant component of the Fund’s performance. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

9. REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X were applied to the Fund's financial statements as of October 31, 2017. The adoption had no effect on the Fund's net assets or results of operations.

10. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there are no other material events that would require disclosure.

SEMI-ANNUAL REPORT | OCTOBER 31, 2017

IndexIQ Trust

IQ Hedge
Multi-Strategy Plus Fund

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573

Custodian/Fund Administrator/Lending Agent/ Transfer Agent
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Legal Counsel
Chapman & Cutler LLP
1270 Avenue of the Americas
New York, New York 10020

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Distributor
NYLIFE Distributors LLC
30 Hudson Street
Jersey City, NJ 07302

IQ Hedge Multi-Strategy Plus Fund
c/o IndexIQ
800 Westchester Avenue, Suite S-710
Rye Brook, NY 10573
1-888-474-7725

1719489	MEIQH10-12/17

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	12/28/2017

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	12/28/2017

* Print the name and title of each signing officer under his or her signature.